Intangible Assets	9 Months Ended
Sep. 30, 2011
Intangible Assets [Abstract]
Intangible Assets

Intangible assets consisted of the following:

	September 30, 2011	December 31, 2010
Intangible assets	$15,618,814	$7,718,124
Less: accumulated amortization	(746,291)	(315,295)
Intangible assets, net	14,872,523	7,402,829

The increase of intangible assets was mainly due to the registered capital contribution of RMB 44.6 million (approximately $6.9 million) in Beijing Zhangcheng at the end of March of 2011.

Estimated future intangible amortization as of September 30, 2011 for each of the next five years is as follows:

Years ending December 31,	Amount
2011	$ 105,716
2012	421,605
2013	● 421,605	●
2014	421,605
2015	421,605
Thereafter	13,080,387
Total	$ 14,872,523